Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
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Investments in Associates and Joint Ventures
9	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	2019 RMB million	2018 RMB million
As at 31 December 2018/ 31 December 2017	201,661	161,472
Adjustment (i)	(2,889)	—
As at 1 January	198,772	161,472
Change of the cost	18,590	34,229
Share of profit or loss	9,159	7,745
Declared dividends	(3,227)	(2,903)
Other equity movements	1,189	1,118
Impairment	(1,500)	—

As at 31 December	222,983	201,661

						Movement
	Accounting method	Cost	As at 31 December 2018	Adjustment (i)	As at 1 January 2019	Change of the cost	Share of profit or loss	Declared dividends	Other equity movements	Provision of impairment	As at 31 December 2019	Percentage of equity interest	Accumulated amount of impairment
Associates
China Guangfa Bank Co., Ltd. (“CGB”) (ii)	Equity Method	45,176	72,655	(2,841)	69,814	—	5,374	(284)	276	—	75,180	43.686%	—
Sino-Ocean Group Holding Limited (“Sino-Ocean”) (iii)	Equity Method	11,245	12,812	—	12,812	—	545	(369)	(101)	(1,500)	11,387	29.59%	(2,510)
China Life Property & Casualty Insurance Company Limited (“CLP&C”)	Equity Method	6,000	7,963	—	7,963	—	849	—	520	—	9,332	40.00%	—
COFCO Futures Company Limited (“COFCO Futures”)	Equity Method	1,339	1,501	—	1,501	—	49	—	—	—	1,550	35.00%	—
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Company”)	Equity Method	20,000	21,387	—	21,387	—	1,146	(1,104)	4	—	21,433	43.86%	—
China United Network Communications Limited (“China Unicom”) (iv)	Equity Method	21,829	21,892	(48)	21,844	—	453	(170)	(59)	—	22,068	10.29%	—
Others (v)	Equity Method	29,231	23,524	—	23,524	5,566	725	(460)	400	—	29,755		—

Subtotal		134,820	161,734	(2,889)	158,845	5,566	9,141	(2,387)	1,040	(1,500)	170,705		(2,510)

Joint ventures
Joy City Commercial Property Fund L.P. (“Joy City”)	Equity Method	6,281	5,787	—	5,787	—	224	(162)	—	—	5,849	66.67%	—
Mapleleaf Century Limited (“MCL”)	Equity Method	7,656	5,741	—	5,741	17	(596)	—	(22)	—	5,140	75.00%	—
Others (v)	Equity Method	41,921	28,399	—	28,399	13,007	390	(678)	171	—	41,289		—

Subtotal		55,858	39,927	—	39,927	13,024	18	(840)	149	—	52,278		—

Total		190,678	201,661	(2,889)	198,772	18,590	9,159	(3,227)	1,189	(1,500)	222,983		(2,510)

(i)
On 1 January 2019, CGB began to adopt IFRS 9. The cumulative effect of initial adoption of IFRS 9 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. As at 1 January 2019, The Group’s retained earnings were decreased by RMB2,857 million and reserves were increased by RMB16 million. The Group’s equity as at 1 January 2019 was decreased by RMB2,841 million in total.

On 1 January 2019, China Unicom began to adopt IFRS 16. The cumulative effect of initial adoption of IFRS 16 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. The Group’s retained earnings as at 1 January 2019 were decreased by RMB48 million.

(ii)	The 2018 final dividend of RMB0.033 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 16 August 2019. The Company received a cash dividend of RMB284 million.

(iii)
The 2018 final dividend of HKD0.073 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 16 May 2019. The Company received a cash dividend equivalent to RMB145 million. The 2019 interim dividend of HKD0.110 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 21 August 2019. The Company received a cash dividend equivalent to RMB224 million.

Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2019, the stock price of Sino-Ocean was HKD3.13 per share. As at 31 December 2018, the cumulative impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 31 December 2019. An impairment loss of RMB1.50 billion was recognised for this investment valued using the discounted future cash flow method for the year ended 31 December 2019. In the valuation, the Group separated the development property and investment property by considering the different future cash flow features. The discount rates applied in the valuation were 10% and 8% for development property and investment property, respectively.

(iv)
The 2018 final dividend of RMB0.0533 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 8 May 2019. The Company received a cash dividend of RMB170 million. As at 31 December 2019, China Unicom’s share price is RMB5.89 per share.

(v)	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.

(vi)
Except for the non-publicly issued stock of China Unicom having a 36-month period restricted for sale, there is no significant restriction for the Group to dispose of its other associates and joint ventures.

As at 31 December 2019, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%
As at 31 December 2018, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2019 and for the year ended 31 December 2019:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Joy City RMB million	MCL RMB million
Total assets	2,632,798	243,700	91,167	12,671	36,327	564,231	10,281	24,381
Total liabilities	2,423,234	178,088	67,837	9,792	777	240,735	168	13,620
Total equity	209,564	65,612	23,330	2,879	35,550	323,496	10,113	10,761
Total equity attributable to equity holders of the associates and joint ventures	164,573	49,909	23,330	2,872	35,550	143,327	10,113	10,761
Total adjustments (i)	412	(6,209)	—	—	449	17,454	(1,339)	(3,908)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	164,985	43,700	23,330	2,872	35,999	160,781	8,774	6,853
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	75,180	13,897	9,332	1,550	21,433	22,068	5,849	5,140
Impairment	—	(2,510)	—	—	—	—	—	—
Net carrying value of the investments	75,180	11,387	9,332	1,550	21,433	22,068	5,849	5,140

Total revenues	76,312	56,704	69,498	793	5,008	291,435	306	795
Net profit/(loss)	12,581	4,166	2,123	153	2,635	11,264	287	348
Other comprehensive income	643	152	1,310	1	—	(501)	—	—
Total comprehensive income	13,224	4,318	3,433	154	2,635	10,763	287	348

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2018 and for the year ended 31 December 2018:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Joy City RMB million	MCL RMB million
Total assets	2,373,291	249,362	83,561	8,986	36,467	541,762	10,243	22,266
Total liabilities	2,214,781	186,224	63,654	6,246	1,043	224,822	265	11,897
Total equity	158,510	63,138	19,907	2,740	35,424	316,940	9,978	10,369
Total equity attributable to equity holders of the associates and joint ventures	158,510	48,385	19,907	2,732	35,424	140,144	9,978	10,369
Total adjustments (i)	933	(4,938)	—	—	470	17,926	(1,297)	(2,714)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	159,443	43,447	19,907	2,732	35,894	158,070	8,681	7,655
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	72,655	13,822	7,963	1,501	21,387	21,892	5,787	5,741
Impairment	—	(1,010)	—	—	—	—	—	—
Net carrying value of the investments	72,655	12,812	7,963	1,501	21,387	21,892	5,787	5,741

Total revenues	59,279	48,821	65,564	643	4,746	290,877	457	458
Net profit/(loss)	10,707	4,666	121	98	2,545	9,301	438	609
Other comprehensive income	4,160	(1,518)	(503)	1	—	(245)	—	—
Total comprehensive income	14,867	3,148	(382)	99	2,545	9,056	438	609

(i)	Including adjustments for the difference of accounting policies, fair value and others.
The Group had no contingent liabilities with the associates and joint ventures as at 31 December 2019 and 31 December 2018. The Group had a capital contribution commitment of RMB24,430 million with joint ventures as at 31 December 2019 (as at 31 December 2018: RMB20,768 million). The capital contribution commitment amount has been included in the capital commitments in Note 40.